Condensed Consolidated Balance Sheet - USD ($) $ in Millions		Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Intangible assets		$ 23,163	$ 23,486
Property, plant and equipment		213,100	238,349
Joint ventures and associates		21,771	22,808
Investments in securities		3,144	2,989
Deferred tax		15,573	10,524
Retirement benefits	[1]	3,135	4,717
Trade and other receivables		7,681	8,085
Derivative financial instruments	[2]	1,331	689
Non-current assets		288,898	311,647
Current assets
Inventories		17,726	24,071
Trade and other receivables		32,375	43,414
Derivative financial instruments	[2]	8,161	7,149
Cash and cash equivalents		27,939	18,055
Current assets		86,201	92,689
Total assets		375,098	404,336
Non-current liabilities
Debt		87,460	81,360
Trade and other payables		2,731	2,342
Derivative financial instruments	[2]	1,452	1,209
Deferred tax		11,743	14,522
Retirement benefits	[1]	15,881	13,017
Decommissioning and other provisions	[3]	25,993	21,799
Non-current liabilities		145,260	134,249
Current liabilities
Debt		17,530	15,064
Trade and other payables		34,615	49,208
Derivative financial instruments	[2]	7,217	5,429
Taxes payable		6,479	6,693
Retirement benefits		391	419
Decommissioning and other provisions		3,160	2,811
Current liabilities		69,393	79,624
Total liabilities		214,653	213,873
Equity attributable to Royal Dutch Shell plc shareholders		157,156	186,476
Non-controlling interest	[4]	3,289	3,987
Total equity		160,445	190,463
Total liabilities and equity		$ 375,098	$ 404,336

[1]	The change is mainly driven by a decrease in the weighted average discount rate applied caused by falling credit spreads and increasing market estimates of future inflation. See Note 1.
[2]	See Note 6 “Derivative financial instruments and debt excluding lease liabilities”.
[3]	The discount rate applied at June 30, 2020 was 1.75% (December 31, 2019: 3.0%). Compared with December 31, 2019, non-current decommissioning and restoration provisions increased by $3,999 million as a result of the change in the discount rate, to $25,993 million at June 30, 2020.
[4]	The change is mainly related to the non-controlling interest in Shell Midstream Partners, L.P. (“SHLX”) following the completion of the sale of Shell's 79% interest in the Mattox Pipeline Company LLC and certain logistics assets at the Shell Norco Manufacturing Complex to SHLX.